Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Deferred Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	€ 911	€ 846
Additions	1,120	905
Disposals	(799)	(776)
Transfers	(1)	(16)
Translation differences and hyperinflation adjustments	(8)	(48)
Other movements	0	0
Capitalized costs, ending balance	1,223	911
Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	331	221
Additions	631	446
Disposals	0	(2)
Transfers	(401)	(318)
Translation differences and hyperinflation adjustments	(6)	(16)
Other movements	0	0
Capitalized costs, ending balance	555	331
Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	580	625
Additions	489	459
Disposals	(799)	(774)
Transfers	400	302
Translation differences and hyperinflation adjustments	(2)	(32)
Other movements	0	0
Capitalized costs, ending balance	668	580
Impairment losses | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements	0	0
Capitalized costs, ending balance	0	0
Impairment losses | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements	0	0
Capitalized costs, ending balance	0	0
Of obtaining a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	212	191
Additions	496	369
Disposals	0	(2)
Transfers	(334)	(337)
Translation differences and hyperinflation adjustments	(3)	(9)
Other movements	0	0
Capitalized costs, ending balance	371	212
Of obtaining a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	469	573
Additions	388	361
Disposals	(653)	(652)
Transfers	333	210
Translation differences and hyperinflation adjustments	0	(23)
Other movements	0	0
Capitalized costs, ending balance	537	469
Of fulfilling a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	119	30
Additions	135	77
Disposals	0	0
Transfers	(67)	19
Translation differences and hyperinflation adjustments	(3)	(7)
Other movements	0	0
Capitalized costs, ending balance	184	119
Of fulfilling a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	111	52
Additions	101	98
Disposals	(146)	(122)
Transfers	67	92
Translation differences and hyperinflation adjustments	(2)	(9)
Other movements	0	0
Capitalized costs, ending balance	€ 131	€ 111